Payable To Investors Of Consolidated Structured Entities	12 Months Ended
Dec. 31, 2025
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable To Investors Of Consolidated Structured Entities
33.	Payable to investors of consolidated structured entities

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Payable to investors of consolidated trust plans	42,795,624	28,921,222

	42,795,624	28,921,222